UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc.

AB FlexFee Core Opportunities Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS - 84.8%
Information Technology - 17.3%
Communications Equipment - 0.9%
F5 Networks, Inc. (a)	65	$9,400

Internet Software & Services - 9.2%
Alphabet, Inc. - Class C (a)	49	50,558
Facebook, Inc. - Class A (a)	316	50,493

		101,051

IT Services - 4.1%
International Business Machines Corp.	133	20,406
Mastercard, Inc. - Class A	55	9,634
Visa, Inc. - Class A	129	15,431

		45,471

Semiconductors & Semiconductor Equipment - 0.9%
Ambarella, Inc. (a)	79	3,870
Xilinx, Inc.	86	6,213

		10,083

Software - 0.6%
VMware, Inc. - Class A (a)	51	6,185

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	107	17,952

		190,142

Financials - 16.5%
Banks - 3.1%
JPMorgan Chase & Co.	306	33,651

Capital Markets - 3.7%
MarketAxess Holdings, Inc.	29	6,306
Northern Trust Corp.	176	18,151
State Street Corp.	166	16,555

		41,012

Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc. - Class B (a)	214	42,688

Insurance - 5.8%
Aflac, Inc.	195	8,533
Allstate Corp. (The)	108	10,238
Chubb Ltd.	111	15,182
Reinsurance Group of America, Inc. - Class A	123	18,942
Validus Holdings Ltd.	153	10,320

		63,215

		180,566

Consumer Discretionary - 15.2%
Household Durables - 3.6%
DR Horton, Inc.	747	32,748
Garmin Ltd.	105	6,188

		38,936

Company	Shares	U.S. $ Value

Media - 8.1%
Comcast Corp. - Class A	500	$17,085
Discovery Communications, Inc. - Class C (a)	476	9,292
Time Warner, Inc.	411	38,872
Walt Disney Co. (The)	239	24,005

		89,254

Specialty Retail - 3.5%
Home Depot, Inc. (The)	88	15,685
Ross Stores, Inc.	163	12,711
Ulta Salon Cosmetics & Fragrance, Inc. (a)	47	9,601

		37,997

		166,187

Health Care - 12.6%
Biotechnology - 6.2%
Alexion Pharmaceuticals, Inc. (a)	83	9,251
Biogen, Inc. (a)	157	42,990
Gilead Sciences, Inc.	209	15,756

		67,997

Health Care Providers & Services - 4.0%
Cigna Corp.	122	20,464
UnitedHealth Group, Inc.	109	23,326

		43,790

Pharmaceuticals - 2.4%
Eli Lilly & Co.	342	26,461

		138,248

Industrials - 10.8%
Aerospace & Defense - 3.4%
Hexcel Corp.	132	8,526
Raytheon Co.	133	28,704

		37,230

Airlines - 1.4%
Southwest Airlines Co.	267	15,294

Building Products - 1.4%
Allegion PLC	183	15,608

Commercial Services & Supplies - 1.5%
Copart, Inc. (a)	321	16,348

Industrial Conglomerates - 0.6%
Roper Technologies, Inc.	22	6,175

Machinery - 1.2%
Crane Co.	144	13,355

Road & Rail - 1.3%
Kansas City Southern	127	13,951

		117,961

Company	Shares	U.S. $ Value

Energy - 6.0%
Energy Equipment & Services - 2.4%
Dril-Quip, Inc. (a)	140	$6,272
National Oilwell Varco, Inc.	113	4,160
Oil States International, Inc. (a)	257	6,733
TechnipFMC PLC	322	9,483

		26,648

Oil, Gas & Consumable Fuels - 3.6%
Apache Corp.	402	15,469
Noble Energy, Inc.	800	24,240

		39,709

		66,357

Consumer Staples - 4.9%
Food & Staples Retailing - 4.9%
Costco Wholesale Corp.	96	18,089
Walgreens Boots Alliance, Inc.	184	12,047
Walmart, Inc.	269	23,933

		54,069

Real Estate - 1.5%
Real Estate Management & Development - 1.5%
CBRE Group, Inc. - Class A (a)	351	16,574

Total Common Stocks (cost $874,405)		930,104

SHORT-TERM INVESTMENTS - 15.4%
Investment Companies - 15.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (b)(c)(d) (cost $168,545)	168,545	168,545

Total Investments - 100.2% (cost $1,042,950) (e)		1,098,649	(f)
Other assets less liabilities - (0.2)%		(1,739)

Net Assets - 100.0%		$1,096,910

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $71,104 and gross unrealized depreciation of investments was $(15,405), resulting in net unrealized appreciation of $55,699.
(f)	On March 30, 2018, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Cap Fund, Inc.

AB FlexFee Core Opportunities Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities	Level 1		Level 2			Level 3			Total

Assets:
Common Stocks+	$930,104		$	– 0	–	$	– 0	–	$930,104
Short-Term Investments:
Investment Companies	168,545			– 0	–		– 0	–	168,545

Total Investments in Securities	1,098,649			– 0	–		– 0	–	1,098,649
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,098,649		$	– 0	–	$	– 0	–	$1,098,649

+	See Portfolio of Investments for sector classifications.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2018 is as follows:

Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/18 (000)	Dividend Income (000)

Government Money Market Portfolio	$201	$96	$128	$169	$1

AB Cap Fund, Inc.

AB FlexFee Emerging Markets Growth Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS - 98.0%
Financials - 36.7%
Banks - 22.4%
Banco Macro SA (ADR)	910	$98,253
Bank Central Asia Tbk PT	59,500	101,078
Bank Mandiri Persero Tbk PT	185,000	103,739
China Construction Bank Corp. - Class H	212,000	221,435
China Merchants Bank Co., Ltd. - Class H	26,000	107,922
Credicorp Ltd.	570	129,413
Grupo Financiero Galicia SA (ADR)	670	44,059
HDFC Bank Ltd.	4,610	136,345
HDFC Bank Ltd. (ADR)	690	68,151
IndusInd Bank Ltd.	3,100	86,155
Industrial & Commercial Bank of China Ltd. - Class H	185,000	161,225
Sberbank of Russia PJSC (Sponsored ADR)	7,929	147,876
TCS Group Holding PLC (GDR)	720	15,804

		1,421,455

Consumer Finance - 0.8%
KRUK SA	790	50,397

Diversified Financial Services - 2.1%
Chailease Holding Co., Ltd.	30,000	104,189
Cielo SA	4,940	30,959

		135,148

Insurance - 5.3%
AIA Group Ltd.	27,400	234,234
Max Financial Services Ltd. (a)	3,832	26,688
Prudential PLC	3,120	77,965

		338,887

Thrifts & Mortgage Finance - 6.1%
Housing Development Finance Corp., Ltd.	7,710	216,629
Indiabulls Housing Finance Ltd.	8,760	167,856

		384,485

		2,330,372

Information Technology - 28.6%
Electronic Equipment, Instruments & Components - 3.8%
Elite Material Co., Ltd.	25,000	82,963
Sunny Optical Technology Group Co., Ltd.	8,000	150,114
Tongda Group Holdings Ltd.	60,000	11,558

		244,635

Internet Software & Services - 13.9%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	2,439	447,654
Baozun, Inc. (Sponsored ADR) (a)	340	15,599
NetEase, Inc. (ADR)	320	89,725
Sea Ltd. (ADR) (a)	3,433	38,690
Tencent Holdings Ltd.	5,400	289,870

		881,538

Company	Shares	U.S. $ Value

IT Services - 0.3%
My EG Services Bhd	23,400	$17,268

Semiconductors & Semiconductor Equipment - 7.9%
LandMark Optoelectronics Corp.	1,000	13,167
Realtek Semiconductor Corp.	8,000	34,819
Taiwan Semiconductor Manufacturing Co., Ltd.	54,000	457,391

		505,377

Technology Hardware, Storage & Peripherals - 2.7%
Samsung Electronics Co., Ltd.	14	32,711
Samsung Electronics Co., Ltd. (Preference Shares)	72	138,451

		171,162

		1,819,980

Consumer Discretionary - 11.2%
Auto Components - 0.6%
Minth Group Ltd.	8,000	36,705

Diversified Consumer Services - 0.7%
Four Seasons Education Cayman, Inc. (ADR)	5,469	36,260
Tarena International, Inc. (ADR)	547	6,137

		42,397

Hotels, Restaurants & Leisure - 1.1%
CVC Brasil Operadora e Agencia de Viagens SA	2,800	51,438
Premium Leisure Corp.	845,000	17,490

		68,928

Household Durables - 0.5%
Basso Industry Corp.	19,000	34,382

Internet & Direct Marketing Retail - 2.7%
Ctrip.com International Ltd. (ADR) (a)	3,330	155,244
MakeMyTrip Ltd. (a)	480	16,656

		171,900

Media - 4.9%
IMAX China Holding, Inc. (a)(b)	11,200	35,650
Naspers Ltd. - Class N	1,033	252,788
Sun TV Network Ltd.	2,020	26,557

		314,995

Specialty Retail - 0.3%
Cuckoo Homesys Co., Ltd. (a)	116	18,773

Textiles, Apparel & Luxury Goods - 0.4%
Welspun India Ltd.	25,640	22,793

		710,873

Energy - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
LUKOIL PJSC (Sponsored ADR)	1,703	117,581
Novatek PJSC (Sponsored GDR) (b)	820	112,340
Petroleo Brasileiro SA (Preference Shares) (a)	26,100	169,259
YPF SA (Sponsored ADR)	162	3,503

		402,683

Company	Shares	U.S. $ Value

Health Care - 4.3%
Biotechnology - 1.7%
Hugel, Inc. (a)	127	$71,641
Medy-Tox, Inc.	51	36,008

		107,649

Health Care Equipment & Supplies - 0.3%
Yestar Healthcare Holdings Co., Ltd.	57,500	20,002

Life Sciences Tools & Services - 0.5%
Wuxi Biologics Cayman, Inc. (a)(b)	3,200	31,143

Pharmaceuticals - 1.8%
China Medical System Holdings Ltd.	49,000	112,253

		271,047

Industrials - 3.4%
Industrial Conglomerates - 0.4%
SM Investments Corp.	1,585	28,050

Professional Services - 1.4%
51job, Inc. (ADR) (a)	1,000	86,040

Road & Rail - 1.6%
Globaltrans Investment PLC (Sponsored GDR) (b)	8,750	103,775

		217,865

Consumer Staples - 3.0%
Food & Staples Retailing - 1.4%
Lenta Ltd. (GDR) (a)(b)	8,837	52,580
X5 Retail Group NV (GDR) (a)(b)	1,160	38,902

		91,482

Tobacco - 1.6%
ITC Ltd.	25,940	102,071

		193,553

Telecommunication Services - 1.9%
Diversified Telecommunication Services - 0.8%
Tower Bersama Infrastructure Tbk PT	124,000	50,293

Wireless Telecommunication Services - 1.1%
Safaricom PLC	235,950	72,119

		122,412

Materials - 1.2%
Metals & Mining - 1.2%
JSW Steel Ltd.	17,190	76,446

Utilities - 1.1%
Electric Utilities - 1.1%
Equatorial Energia SA	3,200	69,303

Company	Shares			U.S. $ Value

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Ayala Land, Inc.		22,600		$17,884

Total Common Stocks (cost $4,886,827)				6,232,418

EQUITY LINKED NOTES - 1.2%
Real Estate - 1.0%
Real Estate Management & Development - 1.0%
Vincom Retail JSC, Deutsche Bank AG, expiring 11/12/27 (a)		26,180		58,538

Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Mobile World Investment Corp., expiring 3/31/20 (a)		2,750		13,636

Total Equity Linked Notes (cost $66,295)				72,174

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (c)(d)(e) (cost $37,990)		37,990		37,990

	Principal Amount (000)
Time Deposits - 0.0%
BBH, Grand Cayman
(1.45)%, 4/03/18	CHF	0	*	12
(0.58)%, 4/03/18	EUR	0	*	121
0.06%, 4/03/18	HKD	6		787
0.23%, 4/03/18	GBP	0	*	421
0.32%, 4/02/18	SGD	0	*	44
6.01%, 4/03/18	ZAR	7		606

Total Time Deposits (cost $1,903)				1,991

Total Short-Term Investments (cost $39,893)				39,981

Total Investments - 99.8% (cost $4,993,015) (f)				6,344,573	(g)
Other assets less liabilities - 0.2%				14,595

Net Assets - 100.0%				$6,359,168

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate market value of these securities amounted to $374,390 or 5.9% of net assets.
(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,585,535 and gross unrealized depreciation of investments was $(233,977), resulting in net unrealized appreciation of $1,351,558.
(g)	On March 30, 2018, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
SGD	-	Singapore Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN 1

March 31, 2018 (unaudited)

31.0%	China
14.9%	India
11.5%	Taiwan
9.3%	Russia
5.1%	Brazil
4.7%	South Korea
4.5%	Hong Kong
4.0%	Indonesia
4.0%	South Africa
2.3%	Argentina
2.0%	Peru
1.2%	United Kingdom
1.1%	Vietnam
3.8%	Other
0.6%	Short-Term

100.0%	Total Investments

1	All data are as of March 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Kenya, Malaysia, Philippines, Poland and Singapore.

AB Cap Fund, Inc.

AB FlexFee Emerging Markets Growth Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities	Level 1		Level 2		Level 3			Total

Assets:
Common Stocks:
Financials	$534,515		$1,795,857		$	– 0	–	$2,330,372
Information Technology	591,668		1,228,312			– 0	–	1,819,980
Consumer Discretionary	301,998		408,875			– 0	–	710,873
Energy	285,102		117,581			– 0	–	402,683
Health Care	20,002		251,045			– 0	–	271,047
Industrials	189,815		28,050			– 0	–	217,865
Consumer Staples	52,580		140,973			– 0	–	193,553
Telecommunication Services	– 0	–	122,412			– 0	–	122,412
Materials	– 0	–	76,446			– 0	–	76,446
Utilities	69,303		– 0	–		– 0	–	69,303
Real Estate	– 0	–	17,884			– 0	–	17,884
Equity Linked Notes
Real Estate	– 0	–	58,538			– 0	–	58,538
Consumer Discretionary	– 0	–	13,636			– 0	–	13,636
Short-Term Investments:
Investment Companies	37,990		– 0	–		– 0	–	37,990
Time Deposits	– 0	–	1,991			– 0	–	1,991

Total Investments in Securities	2,082,973		4,261,600	+		– 0	–	6,344,573
Other Financial Instruments*:	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$2,082,973		$4,261,600		$	– 0	–	$6,344,573

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
^	An amount of $129,734 was transferred from Level 1to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. There were no transfers from Level 2 to Level 1.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2018 is as follows:

					Distributions
Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/18 (000)	Dividend Income (000)

Government Money Market Portfolio	$59	$613	$634	$38	$ – 0	–*

*	Amount is less than $500.

AB Cap Fund, Inc.

AB FlexFee International Strategic Core Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS - 98.4%
Financials - 28.3%
Banks - 15.5%
Bank Hapoalim BM	2,640	$18,155
BOC Hong Kong Holdings Ltd.	8,000	39,246
Danske Bank A/S	680	25,478
DBS Group Holdings Ltd.	2,600	54,918
DNB ASA	1,910	37,622
Hang Seng Bank Ltd.	1,400	32,528
KBC Group NV	400	34,832
Mitsubishi UFJ Financial Group, Inc.	7,700	51,171
National Australia Bank Ltd.	1,730	38,192
Oversea-Chinese Banking Corp., Ltd.	3,100	30,538
Royal Bank of Canada	640	49,438
Seven Bank Ltd.	4,700	15,078
Sumitomo Mitsui Financial Group, Inc.	900	38,182
Toronto-Dominion Bank (The)	680	38,588

		503,966

Capital Markets - 5.2%
Euronext NV (a)	620	45,445
IG Group Holdings PLC	4,080	45,695
Partners Group Holding AG	65	48,368
Thomson Reuters Corp.	760	29,371

		168,879

Diversified Financial Services - 1.0%
ORIX Corp.	1,900	34,050

Insurance - 6.6%
Admiral Group PLC	560	14,494
Allianz SE (REG)	205	46,342
Direct Line Insurance Group PLC	4,700	25,166
NN Group NV	875	38,876
Swiss Re AG	590	60,220
Tryg A/S	1,220	28,425

		213,523

		920,418

Information Technology - 15.5%
Internet Software & Services - 2.4%
carsales.com Ltd.	1,725	18,028
Kakaku.com, Inc.	1,000	17,697
Moneysupermarket.com Group PLC	10,720	43,150

		78,875

IT Services - 5.6%
Amadeus IT Group SA - Class A	960	71,043
Capgemini SE	407	50,783
Otsuka Corp.	1,200	61,180

		183,006

Semiconductors & Semiconductor Equipment - 0.3%
SCREEN Holdings Co., Ltd.	100	9,033

Company	Shares	U.S. $ Value

Software - 6.7%
Check Point Software Technologies Ltd. (b)	368	$36,557
Constellation Software, Inc./Canada	42	28,497
Nice Ltd (b)	580	54,193
Oracle Corp. Japan	900	74,695
SAP SE	210	22,046

		215,988

Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co., Ltd. (GDR) (a)	15	17,351

		504,253

Consumer Discretionary - 15.1%
Automobiles - 0.5%
Subaru Corp.	500	16,551

Distributors - 1.2%
PALTAC Corp.	700	38,147

Hotels, Restaurants & Leisure - 3.4%
Aristocrat Leisure Ltd.	3,450	64,413
Compass Group PLC	1,355	27,668
Playtech PLC	1,770	18,204

		110,285

Household Durables - 3.8%
Auto Trader Group PLC (a)	9,260	45,517
Fujitsu General Ltd.	1,200	21,494
Nikon Corp.	1,500	27,114
Persimmon PLC	850	30,168

		124,293

Leisure Products - 0.9%
Bandai Namco Holdings, Inc.	900	29,127

Media - 1.9%
CTS Eventim AG & Co. KGaA	980	45,941
Daiichikosho Co., Ltd.	300	15,779

		61,720

Multiline Retail - 1.0%
Next PLC	500	33,424

Textiles, Apparel & Luxury Goods - 2.4%
HUGO BOSS AG	274	23,870
Moncler SpA	1,400	53,282

		77,152

		490,699

Consumer Staples - 11.1%
Beverages - 4.1%
Diageo PLC	1,325	44,811
Royal Unibrew A/S	735	48,796
Suntory Beverage & Food Ltd.	800	38,944

		132,551

Food Products - 3.0%
Nestle SA (REG)	205	16,204
Salmar ASA	1,990	81,939

		98,143

Company	Shares	U.S. $ Value

Personal Products - 1.3%
Unilever PLC	775	$42,984

Tobacco - 2.7%
British American Tobacco PLC	1,098	63,472
Scandinavian Tobacco Group A/S (a)	1,360	23,906

		87,378

		361,056

Industrials - 8.5%
Airlines - 1.7%
Japan Airlines Co., Ltd.	800	32,573
Qantas Airways Ltd.	5,380	24,272

		56,845

Commercial Services & Supplies - 0.6%
G4S PLC	5,170	17,994

Machinery - 1.0%
Atlas Copco AB - Class B	440	17,180
Kone Oyj - Class B	300	14,973

		32,153

Professional Services - 4.6%
Intertek Group PLC	580	37,966
RELX PLC	2,560	52,587
Wolters Kluwer NV	1,095	58,237

		148,790

Road & Rail - 0.6%
Central Japan Railway Co.	100	19,084

		274,866

Telecommunication Services - 5.7%
Diversified Telecommunication Services - 5.7%
Com Hem Holding AB	2,480	40,273
HKT Trust & HKT Ltd. - Class SS	43,000	54,104
Nippon Telegraph & Telephone Corp.	1,000	46,653
Telenor ASA	1,890	42,981

		184,011

Materials - 5.2%
Chemicals - 3.0%
Covestro AG (a)	170	16,739
Croda International PLC	1,030	66,169
Nippon Shokubai Co., Ltd.	200	13,828

		96,736

Containers & Packaging - 1.0%
Amcor Ltd./Australia	3,070	33,618

Company	Shares	U.S. $ Value

Metals & Mining - 1.2%
Boliden AB	690	$24,280
South32 Ltd.	6,030	15,154

		39,434

		169,788

Health Care - 4.6%
Health Care Equipment & Supplies - 0.8%
Cochlear Ltd.	190	26,685

Pharmaceuticals - 3.8%
Indivior PLC (b)	3,010	17,206
Novo Nordisk A/S - Class B	445	21,888
Roche Holding AG	192	44,044
Sanofi	240	19,258
Shionogi & Co., Ltd.	400	20,829

		123,225

		149,910

Energy - 4.4%
Oil, Gas & Consumable Fuels - 4.4%
Caltex Australia Ltd.	870	21,133
Royal Dutch Shell PLC - Class B	1,830	58,887
Showa Shell Sekiyu KK	1,800	24,503
TOTAL SA	640	36,685

		141,208

Total Common Stocks (cost $2,971,162)		3,196,209

INVESTMENT COMPANIES - 1.2%
Funds and Investment Trusts - 1.2%
iShares MSCI EAFE ETF (c) (cost $38,392)	570	39,718

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (c)(d)(e) (cost $8,861)	8,861	8,861

Total Investments - 99.9% (cost $3,018,415) (f)		3,244,788	(g)
Other assets less liabilities - 0.1%		2,526

Net Assets - 100.0%		$3,247,314

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)

BNP Paribas SA	USD	13	KRW	14,204	4/26/18	$5
Brown Brothers Harriman & Co.	AUD	44	USD	34	6/19/18	268
Brown Brothers Harriman & Co.	CAD	190	USD	148	6/19/18	380
Brown Brothers Harriman & Co.	EUR	13	USD	16	6/19/18	129
Brown Brothers Harriman & Co.	EUR	23	USD	28	6/19/18	(28)
Brown Brothers Harriman & Co.	GBP	9	USD	13	6/19/18	98
Brown Brothers Harriman & Co.	GBP	105	USD	146	6/19/18	(1,729)
Brown Brothers Harriman & Co.	HKD	115	USD	15	6/19/18	51
Brown Brothers Harriman & Co.	ILS	329	USD	96	6/19/18	1,742
Brown Brothers Harriman & Co.	JPY	1,874	USD	18	6/19/18	32
Brown Brothers Harriman & Co.	JPY	1,046	USD	10	6/19/18	(29)
Brown Brothers Harriman & Co.	NOK	1,037	USD	133	6/19/18	712
Brown Brothers Harriman & Co.	SEK	144	USD	18	6/19/18	987
Brown Brothers Harriman & Co.	SGD	11	USD	8	6/19/18	6
Brown Brothers Harriman & Co.	SGD	42	USD	32	6/19/18	(168)
Brown Brothers Harriman & Co.	USD	9	AUD	12	6/19/18	(51)
Brown Brothers Harriman & Co.	USD	4	CAD	5	6/19/18	(1)
Brown Brothers Harriman & Co.	USD	77	CHF	72	6/19/18	(936)
Brown Brothers Harriman & Co.	USD	322	EUR	261	6/19/18	151
Brown Brothers Harriman & Co.	USD	139	EUR	111	6/19/18	(1,321)
Brown Brothers Harriman & Co.	USD	14	GBP	10	6/19/18	(66)
Brown Brothers Harriman & Co.	USD	15	HKD	115	6/19/18	(28)
Brown Brothers Harriman & Co.	USD	5	ILS	18	6/19/18	2
Brown Brothers Harriman & Co.	USD	24	JPY	2,513	6/19/18	88
Brown Brothers Harriman & Co.	USD	104	JPY	10,951	6/19/18	(258)
Brown Brothers Harriman & Co.	USD	18	SEK	144	6/19/18	(592)
Brown Brothers Harriman & Co.	USD	7	SGD	9	6/19/18	27
Citibank, NA	KRW	26,408	USD	25	4/26/18	(19)

						$(548)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate market value of these securities amounted to $148,958 or 4.6% of net assets.
(b)	Non-income producing security.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.

(f)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $327,893 and gross unrealized depreciation of investments was $(102,068), resulting in net unrealized appreciation of $225,825.
(g)	On March 30, 2018, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares

COUNTRY BREAKDOWN [1] March 31, 2018 (unaudited)

21.1%	United Kingdom
19.9%	Japan
7.4%	Australia
5.2%	Switzerland
5.0%	Norway
4.8%	Germany
4.6%	Denmark
4.5%	Canada
4.4%	Netherlands
3.9%	Hong Kong
3.4%	Israel
3.3%	France
2.6%	Singapore
9.6%	Other
0.3%	Short-Term

100.0%	Total Investments

1	All data are as of March 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.5% or less in the following countries: Belgium, Finland, Italy, South Korea, Spain, Sweden and United States.

AB Cap Fund, Inc.

AB FlexFee International Strategic Core Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities	Level 1		Level 2		Level 3			Total

Assets:
Common Stocks:
Financials	$117,397		$803,021		$	– 0	–	$920,418
Information Technology	65,054		439,199			– 0	–	504,253
Consumer Discretionary	– 0	–	490,699			– 0	–	490,699
Consumer Staples	23,906		337,150			– 0	–	361,056
Industrials	– 0	–	274,866			– 0	–	274,866
Telecommunication Services	– 0	–	184,011			– 0	–	184,011
Materials	– 0	–	169,788			– 0	–	169,788
Health Care.	– 0	–	149,910			– 0	–	149,910
Energy	– 0	–	141,208			– 0	–	141,208
Investment Companies.	39,718		– 0	–		– 0	–	39,718
Short-Term Investments:
Investment Companies	8,861		– 0	–		– 0	–	8,861

Total Investments in Securities	254,936		2,989,852	†		– 0	–	3,244,788
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	4,678			– 0	–	4,678
Liabilities
Forward Currency Exchange Contracts	– 0	–	(5,226)			– 0	–	(5,226)

Total^	$254,936		$2,989,304		$	– 0	–	$3,244,240

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
^	An amount of $200,034 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. There were no transfers from Level 2 to Level 1.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2018 is as follows:

Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/18 (000)	Dividend Income (000)

Government Money Market Portfolio	$501	$1,073	$1,565	$9	$	– 0	–*

*	Amount is less than $500.

AB Cap Fund, Inc.

AB FlexFee Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS - 91.8%
Information Technology - 36.8%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	736	$187,901

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. - Class A	1,881	162,010

Internet Software & Services - 14.5%
Alphabet, Inc. - Class C (a)	2,579	2,660,987
Facebook, Inc. - Class A (a)	14,332	2,290,110

		4,951,097

IT Services - 8.9%
Cognizant Technology Solutions Corp. - Class A	3,652	293,986
Fiserv, Inc. (a)	4,078	290,802
PayPal Holdings, Inc. (a)	8,555	649,068
Visa, Inc. - Class A	15,102	1,806,501

		3,040,357

Semiconductors & Semiconductor Equipment - 3.5%
NVIDIA Corp.	824	190,830
Texas Instruments, Inc.	1,186	123,214
Xilinx, Inc.	11,991	866,230

		1,180,274

Software - 5.4%
Activision Blizzard, Inc.	6,034	407,053
Adobe Systems, Inc. (a)	4,127	891,762
Electronic Arts, Inc. (a)	2,411	292,310
Red Hat, Inc. (a)	821	122,748
salesforce.com, Inc. (a)	1,137	132,233

		1,846,106

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	7,182	1,204,996

		12,572,741

Health Care - 19.5%
Biotechnology - 4.2%
Biogen, Inc. (a)	5,205	1,425,233

Health Care Equipment & Supplies - 6.7%
Edwards Lifesciences Corp. (a)	7,153	997,987
Intuitive Surgical, Inc. (a)	2,568	1,060,147
Stryker Corp.	1,435	230,920

		2,289,054

Health Care Providers & Services - 4.0%
UnitedHealth Group, Inc.	6,351	1,359,114

Health Care Technology - 1.1%
Cerner Corp. (a)	6,687	387,846

Company	Shares	U.S. $ Value

Life Sciences Tools & Services - 0.5%
Mettler-Toledo International, Inc. (a)	320	$184,010

Pharmaceuticals - 3.0%
Zoetis, Inc.	12,462	1,040,702

		6,685,959

Consumer Discretionary - 13.0%
Hotels, Restaurants & Leisure - 0.9%
Starbucks Corp.	5,422	313,879

Internet & Direct Marketing Retail - 0.7%
Booking Holdings, Inc. (a)	112	233,004

Media - 0.9%
Comcast Corp. - Class A	8,739	298,612

Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	3,782	358,912

Specialty Retail - 7.5%
Home Depot, Inc. (The)	7,597	1,354,089
TJX Cos., Inc. (The)	8,309	677,682
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,685	548,465

		2,580,236

Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc. - Class B	10,016	665,463

		4,450,106

Consumer Staples - 9.4%
Beverages - 5.8%
Constellation Brands, Inc. - Class A	5,166	1,177,435
Monster Beverage Corp. (a)	14,040	803,228

		1,980,663

Food & Staples Retailing - 3.6%
Costco Wholesale Corp.	6,506	1,225,926

		3,206,589

Industrials - 7.7%
Building Products - 2.7%
Allegion PLC	6,006	512,252
AO Smith Corp.	6,574	418,040

		930,292

Commercial Services & Supplies - 1.7%
Copart, Inc. (a)	11,560	588,751

Industrial Conglomerates - 1.7%
Roper Technologies, Inc.	2,085	585,239

Company	Shares	U.S. $ Value

Machinery - 1.6%
IDEX Corp.	925	$131,821
WABCO Holdings, Inc. (a)	2,955	395,586

		527,407

		2,631,689

Financials - 3.5%
Capital Markets - 3.5%
MarketAxess Holdings, Inc.	2,598	564,909
S&P Global, Inc.	3,321	634,510

		1,199,419

Materials - 1.9%
Chemicals - 1.9%
Sherwin-Williams Co. (The)	1,685	660,722

Total Common Stocks (cost $31,924,897)		31,407,225

SHORT-TERM INVESTMENTS - 7.7%
Investment Companies - 7.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (b)(c)(d) (cost $2,634,986)	2,634,986	2,634,986

Total Investments - 99.5% (cost $34,559,883) (e)		34,042,211	(f)
Other assets less liabilities - 0.5%		162,274

Net Assets - 100.0%		$34,204,485

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $807,862 and gross unrealized depreciation of investments was $(1,325,534), resulting in net unrealized depreciation of $(517,672).
(f)	On March 30, 2018, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

AB Cap Fund, Inc.

AB FlexFee Large Cap Growth Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities	Level 1		Level 2			Level 3			Total

Assets:
Common Stocks+	$31,407,225		$	– 0	–	$	– 0	–	$31,407,225
Short-Term Investments:
Investment Companies	2,634,986			– 0	–		– 0	–	2,634,986

Total Investments in Securities	34,042,211			– 0	–		– 0	–	34,042,211
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$34,042,211		$	– 0	–	$	– 0	–	$34,042,211

+	See Portfolio of Investments for sector classifications.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2018 is as follows:

Fund	Market Value 12/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/18 (000)	Dividend Income (000)

Government Money Market Portfolio	$117	$22,247	$19,729	$2,635	$7

AB Cap Fund, Inc.

AB FlexFee US Thematic Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS - 92.9%
Information Technology - 21.3%
Communications Equipment - 1.9%
Lumentum Holdings, Inc. (a)	11,583	$738,996

Electronic Equipment, Instruments & Components - 1.6%
Flex Ltd. (a)	38,479	628,362

Internet Software & Services - 3.1%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	2,223	408,009
Alphabet, Inc. - Class C (a)	805	830,591

		1,238,600

IT Services - 3.0%
Visa, Inc. - Class A	9,902	1,184,477

Semiconductors & Semiconductor Equipment - 5.9%
Broadcom Ltd.	2,146	505,705
KLA-Tencor Corp.	5,447	593,777
Monolithic Power Systems, Inc.	6,083	704,229
NVIDIA Corp.	2,335	540,763

		2,344,474

Software - 4.2%
Microsoft Corp.	10,005	913,156
salesforce.com, Inc. (a)	6,235	725,131

		1,638,287
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	3,668	615,417

		8,388,613

Health Care - 19.5%
Biotechnology - 1.1%
Regeneron Pharmaceuticals, Inc. (a)	1,246	429,073

Health Care Equipment & Supplies - 6.9%
Abbott Laboratories	16,493	988,260
Danaher Corp.	8,848	866,308
West Pharmaceutical Services, Inc.	9,610	848,467

		2,703,035

Health Care Providers & Services - 2.9%
UnitedHealth Group, Inc.	5,349	1,144,686

Life Sciences Tools & Services - 5.3%
Bio-Rad Laboratories, Inc. - Class A (a)	3,393	848,521
Bruker Corp.	19,436	581,525
ICON PLC (a)	5,712	674,816

		2,104,862

Company	Shares	U.S. $ Value

Pharmaceuticals - 3.3%
Johnson & Johnson	5,527	$708,285
Roche Holding AG (Sponsored ADR)	21,066	603,014

		1,311,299

		7,692,955

Consumer Discretionary - 15.0%
Auto Components - 3.3%
Aptiv PLC	9,302	790,391
Delphi Technologies PLC	11,122	529,963

		1,320,354

Diversified Consumer Services - 2.2%
Bright Horizons Family Solutions, Inc. (a)	8,650	862,578

Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc. (a)	536	775,774

Media - 1.4%
Walt Disney Co. (The)	5,428	545,188

Specialty Retail - 2.6%
Home Depot, Inc. (The)	5,721	1,019,711

Textiles, Apparel & Luxury Goods - 3.5%
NIKE, Inc. - Class B	9,535	633,506
VF Corp.	10,159	752,985

		1,386,491

		5,910,096

Financials - 11.2%
Capital Markets - 9.4%
Affiliated Managers Group, Inc.	3,208	608,173
Charles Schwab Corp. (The)	21,497	1,122,573
Intercontinental Exchange, Inc.	11,961	867,412
MSCI, Inc. - Class A	7,329	1,095,466

		3,693,624

Insurance - 1.8%
AIA Group Ltd. (Sponsored ADR)	20,785	714,692

		4,408,316

Industrials - 7.0%
Aerospace & Defense - 2.3%
Hexcel Corp.	14,298	923,508

Electrical Equipment - 1.7%
Rockwell Automation, Inc.	3,746	652,553

Machinery - 3.0%
Xylem, Inc./NY	15,460	1,189,183

		2,765,244

Utilities - 5.0%
Electric Utilities - 1.5%
NextEra Energy, Inc.	3,616	590,601

Company	Shares	U.S. $ Value

Water Utilities - 3.5%
American Water Works Co., Inc.	10,428	$856,452
Aqua America, Inc.	15,396	524,388

		1,380,840

		1,971,441

Consumer Staples - 4.6%
Beverages - 1.4%
Monster Beverage Corp. (a)	9,184	525,417

Food Products - 1.6%
Nestle SA (Sponsored ADR)	7,940	627,657

Household Products - 1.6%
Colgate-Palmolive Co.	8,918	639,242

		1,792,316

Energy - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Concho Resources, Inc. (a)	5,442	818,096
EOG Resources, Inc.	7,506	790,156

		1,608,252

Materials - 2.2%
Chemicals - 2.2%
Ecolab, Inc.	6,428	881,086

Real Estate - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
SBA Communications Corp. (a)	4,468	763,671

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 1.0%
China Unicom Hong Kong Ltd. (ADR) (a)	31,380	402,605

Total Common Stocks (cost $37,387,993)		36,584,595

SHORT-TERM INVESTMENTS - 7.0%
Investment Companies - 7.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (b)(c)(d) (cost $2,778,969)	2,778,969	2,778,969

Total Investments - 99.9% (cost $40,166,962) (e)		39,363,564	(f)
Other assets less liabilities - 0.1%		28,411

Net Assets - 100.0%		$39,391,975

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.

(e)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $794,947 and gross unrealized depreciation of investments was $(1,598,345), resulting in net unrealized depreciation of $(803,398).
(f)	On March 30, 2018, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Cap Fund, Inc.

AB FlexFee US Thematic Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities	Level 1		Level 2			Level 3			Total

Assets:
Common Stocks+	$36,584,595		$	– 0	–	$	– 0	–	$36,584,595
Short-Term Investments:
Investment Companies	2,778,969			– 0	–		– 0	–	2,778,969

Total Investments in Securities	39,363,564			– 0	–		– 0	–	39,363,564
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$39,363,564		$	– 0	–	$	– 0	–	$39,363,564

+	See Portfolio of Investments for sector classifications.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2018 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	12/31/17	at Cost	Proceeds	3/31/18	Income
Fund	(000)	(000)	(000)	(000)	(000)

Government Money Market Portfolio	$73	$28,465	$25,759	$2,779	$9

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 22, 2018